Earnings Per Share	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Earnings Per Share

23. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated (in thousands except per share data):

	For the year ended December 31,
	2010	2011	2012
Numerator:
Net income attributable to Changyou.com Limited	$194,683	$245,456	$282,400
Numerator for basic earnings per share	194,683	245,456	282,400
Numerator for diluted earnings per share	194,683	245,456	282,400
Denominator:
Weighted average number of ordinary shares outstanding—basic	103,792	104,854	105,656
Incremental shares from treasury stock method – restricted shares units	2,447	1,746	1,136

Weighted average number of ordinary shares outstanding—diluted	106,239	106,600	106,792

Basic net income per share	$1.88	$2.34	$2.67
Diluted net income per share	$1.83	$2.30	$2.64

There were no potential ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share for any of the years presented.